Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–99.83%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–6.71%
Invesco Fundamental Alternatives Fund, Class R6	2.44%	$56,470,899	$—	$—	$348,586	$—	$—	2,050,505	$56,819,485
Invesco Global Real Estate Income Fund, Class R6	1.79%	39,778,266	209,409	—	1,637,431	—	209,409	4,698,093	41,625,106
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.48%	57,561,657	—	—	126,508	—	—	6,325,457	57,688,165
Invesco Master Event-Linked Bond Fund, Class R6	—	15,354,307	394,289	(15,852,433)	2,060,257	(1,956,420)	382,260	—	—
Total Alternative Funds		169,165,129	603,698	(15,852,433)	4,172,782	(1,956,420)	591,669		156,132,756
Domestic Equity Funds–39.52%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.98%	163,541,574	7,109,274	(11,075,157)	695,477	2,148,967	—	4,494,193	162,420,135
Invesco Main Street Small Cap Fund, Class R6	8.57%	200,028,292	—	(27,551,655)	18,906,463	8,165,675	—	9,333,432	199,548,775
Invesco Russell 1000 Dynamic Multifactor ETF	5.64%	127,858,252	—	(29,138,650)	29,705,473	2,822,730	374,879	2,975,466	131,247,805
Invesco S&P 500® Low Volatility ETF	5.12%	114,284,157	4,953,600	(4,357,834)	3,951,360	272,710	497,285	2,048,220	119,103,993
Invesco S&P 500® Pure Growth ETF	4.96%	115,469,143	—	(1,035,959)	795,726	138,897	—	702,306	115,367,807
Invesco S&P SmallCap Low Volatility ETF	8.25%	190,416,805	—	(22,985,675)	18,992,624	5,535,126	—	4,183,022	191,958,880
Total Domestic Equity Funds		911,598,223	12,062,874	(96,144,930)	73,047,123	19,084,105	872,164		919,647,395
Fixed Income Funds–34.34%
Invesco Core Plus Bond Fund, Class R6	14.99%	342,025,626	35,391,289	—	(28,611,606)	—	601,218	31,367,383	348,805,309
Invesco Income Fund, Class R6	3.29%	70,686,423	4,668,744	—	1,268,467	—	619,646	9,638,193	76,623,634
Invesco International Bond Fund, Class R6	3.44%	83,427,711	2,955,083	(1,718,745)	(4,512,085)	—	—	14,815,520	80,151,964
Invesco Master Loan Fund, Class R6	2.38%	47,743,181	6,941,466	(12,721,130)	13,321,207	—	504,905	3,526,014	55,284,724
Invesco Taxable Municipal Bond ETF	6.56%	151,142,821	8,594,816	—	(6,994,639)	—	—	4,768,748	152,742,998
Invesco Variable Rate Investment Grade ETF	3.68%	80,402,701	4,995,452	(14,855)	266,276	—	169,716	3,416,417	85,649,574
Total Fixed Income Funds		775,428,463	63,546,850	(14,454,730)	(25,262,380)	—	1,895,485		799,258,203
Foreign Equity Funds–18.64%
Invesco Emerging Markets All Cap Fund, Class R6	1.46%	34,762,248	—	(1,056,270)	115,667	49,560	—	788,987	33,871,205
Invesco Developing Markets Fund, Class R6	1.83%	44,952,427	—	(2,739,607)	295,850	178,307	—	791,819	42,686,977
Invesco Global Fund, Class R6	7.42%	175,663,810	2,383,362	(7,385,538)	1,299,243	710,797	—	1,467,548	172,671,674
Invesco Global Infrastructure Fund, Class R6	1.03%	23,265,598	94,747	(331,454)	882,561	4,320	94,747	2,085,072	23,915,772
Invesco International Select Equity Fund, Class R6(b)	1.94%	45,749,690	—	(1,298,746)	503,743	290,393	—	2,859,992	45,245,080
Invesco International Small-Mid Company Fund, Class R6	1.99%	47,633,263	—	—	(1,447,872)	—	—	861,829	46,185,391
Invesco RAFI™ Strategic Developed ex-US ETF	1.02%	22,877,239	—	(1,082,829)	1,795,221	166,556	141,427	803,921	23,756,187
Invesco S&P International Developed Low Volatility ETF	1.95%	44,841,738	—	—	613,041	—	340,881	1,495,223	45,454,779
Total Foreign Equity Funds		439,746,013	2,478,109	(13,894,444)	4,057,454	1,399,933	577,055		433,787,065
Money Market Funds–0.62%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.21%	4,765,370	17,924,005	(17,634,693)	—	—	237	5,054,682	5,054,682
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.83%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	0.16%	$3,499,368	$12,802,861	$(12,596,209)	$269	$81	$192	3,704,888	$3,706,370
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.25%	5,446,137	20,484,577	(20,153,935)	—	—	90	5,776,779	5,776,779
Total Money Market Funds		13,710,875	51,211,443	(50,384,837)	269	81	519		14,537,831
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,947,190,788)	99.83%	$2,309,648,703	$129,902,974	$(190,731,374)	$56,015,248	$18,527,699	$3,936,892		$2,323,363,250
OTHER ASSETS LESS LIABILITIES	0.17%								3,883,755
NET ASSETS	100.00%								$2,327,247,005
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	June-2021	$8,926,650	$77,534	$77,534
MSCI Emerging Market Index	6	June-2021	396,750	(4,129)	(4,129)
Nikkei 225 Index	1	June-2021	263,536	2,886	2,886
S&P/TSX 60 Index	1	June-2021	176,828	(332)	(332)
SPI 200 Index	1	June-2021	128,478	416	416
Stoxx Europe 600 Index	23	June-2021	573,562	7,460	7,460
Subtotal				83,835	83,835
Interest Rate Risk
Canada 10 Year Bonds	69	June-2021	7,619,265	(205,347)	(205,347)
EURO-BTP	83	June-2021	14,532,955	120,536	120,536
Euro-Bund	49	June-2021	9,842,143	13,135	13,135
EURO-OAT	92	June-2021	17,472,526	11,693	11,693
Japan 10 Year Bonds	45	June-2021	61,433,281	142,074	142,074
Long Gilt	111	June-2021	19,524,397	(197,593)	(197,593)
Subtotal				(115,502)	(115,502)
Total Futures Contracts				$(31,667)	$(31,667)

(a)	Futures contracts collateralized by $3,097,554 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,308,825,419	$—	$—	$2,308,825,419
Money Market Funds	14,537,831	—	—	14,537,831
Total Investments in Securities	2,323,363,250	—	—	2,323,363,250
Other Investments - Assets*
Futures Contracts	375,734	—	—	375,734
Other Investments - Liabilities*
Futures Contracts	(407,401)	—	—	(407,401)
Total Other Investments	(31,667)	—	—	(31,667)
Total Investments	$2,323,331,583	$—	$—	$2,323,331,583

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Risk: Moderate Investor Fund